Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

The Group has evaluated subsequent events through the date of issuance of the consolidated financial statements. Except for the events disclosed elsewhere in the consolidate financial statements and the following events with material financial impact on the Group’s consolidated financial statements, no other subsequent event is identified that would have required adjustment or disclosure in the consolidated financial statements.

On January 23, 2023, the Company effectuated a 10 for 1 share consolidation of its authorized share capital, such that every 10 Class A Ordinary Shares, par value of US$1.00 per share, in the authorized share capital of the Company (including issued and unissued share capital) be consolidated into 1 Class A Ordinary Share, par value of US$10.00 per share, and that every 10 Class B Ordinary Shares, par value of US$1.00 per share in the authorized share capital of the Company (including issued and unissued share capital) be consolidated into 1 Class B Ordinary Share, par value of US$10.00 per share (the “Reverse Split”).

On February 21, 2023, the Company’s Special Extraordinary Meeting approved amendments of certain Memorandum and Articles of Association, including the par value being adjusted from US$10 per share to US$0.00001 per share. The difference of the par values is credited to additional paid-in capital.

On March 27, 2023, the Company entered into a non-binding Letter of Intent and Term Sheet to acquire (“Transaction”) 100% of URF Holding Group Limited and its underlying businesses. Currently, it is contemplated that the Transaction will occur via a reverse takeover of the Company. As of the date of the issuance of this consolidated financial statements, the definitive agreement has not been signed yet.